Income Taxes	12 Months Ended
Jun. 30, 2024
Income Taxes
Income Taxes
9.	Income Taxes

The entities within the Company file separate tax returns in the respective tax jurisdictions in which they operate.

Cayman Islands

The Company is incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, the Company is not subject to income or capital gains taxes. In addition, dividend payments are not subject to withholding tax in the Cayman Islands.

British Virgin Islands (“BVI”)

Under the current laws of the BVI, the Company’s subsidiaries incorporated in BVI are not subject to tax on income or capital gains. Additionally, upon payments of dividends by these BVI companies to respective shareholders, no BVI withholding tax will be imposed.

Hong Kong

Under the current HK tax laws, before April 1, 2018, the income tax rate of Hong Kong was 16.5%. Effective from April 1, 2018, a two-tier corporate income tax system was officially implemented in Hong Kong, which is 8.25% for the first HK$2.0 million profits, and 16.5% for the subsequent profits. Under the HK tax laws, it is exempted from the Hong Kong income tax on its foreign-derived income. In addition, payments of dividends from Hong Kong subsidiaries to the Company are not subject to any Hong Kong withholding tax.

For each year ended June 30, 2022, 2023 and 2024, the Company’s income before tax consisted of:

	Years Ended June 30,
	2022	2023	2024
	US$	US$	US$

HK	(6,267)	(3,469)	(513)

For each year ended June 30, 2022, 2023 and 2024, the Company’s income tax benefit consisted of:

	Years Ended June 30,
	2022	2023	2024
	US$	US$	US$

Current	5	—	230

A reconciliation of the income tax expense determined at the HK statutory income tax rate to the Company’s actual income tax expense is as follows:

	Years Ended June 30,
	2022	2023	2024
	US$	US$	US$

Income before income tax expense	(6,267)	(3,469)	(513)
HK statutory income tax rate	16.5%	16.5%	16.5%
Income tax at HK statutory income tax rate	—	—	—
Tax effect of income not taxable for tax purpose	5	—	213
Expenses not deductible	—	—	17
Income tax expense	5	—	230

The Company’s deferred tax liabilities were recorded as a result of recognition of the identifiable intangible assets acquired from various acquisition transactions. As of June 30, 2023 and 2024, the Company’s deferred tax liabilities are US$324 and nil, respectively.

Total net operating losses (NOLs) carryforwards of the Company’s subsidiaries in Hong Kong are US$848 and US$5,545 as of June 30, 2023 and 2024, respectively. The NOLs of the Company’s subsidiaries in Hong Kong can be carried forward indefinitely. The Company’s ability to realize deferred tax assets depends on its ability to generate sufficient taxable income within the carry forward periods provided for in the tax laws. As of June 30, 2023 and 2024, the Company’s recorded nil and nil deferred tax assets related to the NOLs.